Post closing events (Tables)	12 Months Ended
Dec. 31, 2022
Investments in partnership with Adani
Post closing events
Schedule of interests in investments with Adani

Adani Total Private Limited	50%
Adani Total Gas Limited (quoted)	37.4%
Adani Green Energy Limited (quoted)	19.75%
AGEL23	50%